Net Income/(Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Net Income/(Loss) Per Share [Abstract]
Schedule Of Basic And Diluted Net Income/(Loss) Per Share

	2011	2010	2009
Net income/(loss) (in millions)	$560.5	$(324.7)	$(176.2)

Basic weighted-average number of Ordinary Shares outstanding (in millions)	587.6	584.9	506.8
Basic net income/(loss) per Ordinary Share	$0.95	$(0.56)	$(0.35)

Diluted weighted-average number of Ordinary Shares outstanding (in millions)	593.5	584.9	506.8
Diluted net income/(loss) per Ordinary Share	$0.94	$(0.56)	$(0.35)